UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06512

Name of Fund: The BlackRock Insured Municipal Term Trust Inc. (BMT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, The BlackRock Insured Municipal Term Trust Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2010

Date of reporting period: 09/30/2010

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2010 (Unaudited)	BlackRock Insured Municipal Term Trust, Inc. (BMT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alaska — 0.5%
University of Alaska, Refunding RB, General, Series K (NPFGC), 3.75%, 10/01/10	$1,260	$1,260,113

California — 1.2%
Los Angeles County Capital Asset Leasing Corp. California, Refunding RB (AMBAC), 6.05%, 12/01/10	3,065	3,090,409
State of California, GO (NPFGC), 6.80%, 11/01/10	145	145,767

		3,236,176

Colorado — 1.3%
Weld County School District No. 6 Greeley, GO, Refunding (AGM), 3.75%, 12/01/10	3,245	3,264,016

Florida — 2.9%
City of Tampa Florida, Refunding RB (AGM):
5.00%, 10/01/10	250	250,032
5.50%, 10/01/10	2,320	2,320,325
Polk County School District, RB (AGM), 5.00%, 10/01/10	5,000	5,000,600

		7,570,957

Illinois — 3.9%
Du Page & Will Counties Community School District No. 204 Indian, GO (FGIC), 4.25%, 12/30/10 (a)	1,750	1,767,482
Du Page County Forest Preservation District Illinois, GO, 5.99%, 11/01/10 (b)	5,000	4,998,000
Kane & Du Page Counties Community Unit School District No. 303 Illinois, GO, Series A (AGM), 4.00%, 1/01/11	2,265	2,286,042
Village of Orland Park Illinois, GO, Series A (NPFGC), 3.50%, 12/01/10	1,025	1,030,535

		10,082,059

Indiana — 1.1%
Indianapolis Local Public Improvement Bond Bank, RB, Waterworks Project, Series A (NPFGC), 4.38%, 1/01/11	2,815	2,841,489

Municipal Bonds	Par (000)	Value

Kentucky — 4.2%
Kentucky Economic Development Finance Authority, Refunding RB, Norton Healthcare Inc., Series B (NPFGC), 5.40%, 10/01/10 (b)	$10,890	$10,889,238

Minnesota — 0.2%
Southern Minnesota Municipal Power Agency, Refunding RB, Series B, 5.75%, 1/01/11 (a)	590	593,723

New Jersey — 0.8%
Monmouth County Improvement Authority, RB, Governmental Loan (AGM), 3.38%, 12/01/10	1,000	1,005,110
Newark Housing Authority, RB, South Ward Police Facility (AGC), 3.50%, 12/01/10	1,000	1,004,730

		2,009,840

New York — 3.5%
Long Island Power Authority, Refunding RB, General, Series A (AMBAC), 5.50%, 12/01/10	8,950	9,028,760

Ohio — 0.9%
City of Akron Ohio, GO, Refunding (NPFGC), 4.00%, 12/01/10	1,000	1,006,160
County of Hamilton Ohio, Refunding RB, Improvement, Metropolitan Sewer District, Series B (NPFGC), 5.00%, 12/01/10	1,250	1,260,025
Ohio State Building Authority, Refunding RB, State Facilities, Adult Correction, Series A (AGM), 5.50%, 10/01/10 (a)	150	150,021

		2,416,206

Rhode Island — 0.0%
Rhode Island Clean Water Finance Agency, RB, Series A (NPFGC), 6.70%, 10/01/10	105	105,017

Texas — 5.3%
City of Houston Texas, Refunding RB, Junior Lien, Series C (AMBAC), 6.66%, 12/01/10 (b)	10,440	10,427,263
County of Harris Texas, GO, Refunding, Tax Road, Series A (AGM), 5.00%, 10/01/10	1,500	1,500,195

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CAB	Capital Appreciation Bonds
FGIC	Financial Guaranty Insurance Co.
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
IDA	Industrial Development Authority
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.
PUTTERS	Puttable Tax-Exempt Receipts
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreement
VRDN	Variable Rate Demand Notes

BLACKROCK INSURED MUNICIPAL TERM TRUST, INC.	SEPTEMBER 30, 2010	1

Schedule of Investments (continued)	BlackRock Insured Municipal Term Trust, Inc. (BMT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (concluded)
Dallas Area Rapid Transit, RB, Senior Lien (AMBAC), 4.30%, 12/01/10	$2,000	$2,013,060

		13,940,518

Utah — 1.2%
Jordan Valley Water Conservancy District, Refunding RB, CAB, Series A (AMBAC), 6.84%, 10/01/10 (b)	3,175	3,174,905

Washington — 5.3%
Benton County School District No. 17 Kennewick Washington, GO, Refunding (AGM), 4.50%, 12/01/10	7,345	7,396,856
Chelan County School District No. 246 Wenatchee Washington, GO (AGM), 4.50%, 12/01/10	1,000	1,007,090
City of Tacoma Washington, GO (NPFGC), 4.63%, 12/01/10	1,010	1,017,242
Clark County School District No. 114 Evergreen Washington, GO (AGM), 4.13%, 12/01/10	2,040	2,053,362
Whatcom County School District No. 503 Blaine Washington, GO, Refunding (AGM), 4.50%, 12/01/10	2,280	2,296,165

		13,770,715

Total Long-Term Investments (Cost – $83,592,535) – 32.3%		84,183,732

Short-Term Securities	Shares

Money Market Funds — 2.5%
FFI Institutional Tax-Exempt Fund, 0.20% (c)(d)	6,480,040	6,480,040

	Par (000)

Municipal Bonds — 65.0%

California — 8.1%
California Statewide Communities Development Authority, RB, VRDN, Series A (AGC, Wells Fargo Bank NA SBPA), 0.23%, 10/07/10 (e)	$5,000	5,000,000
Coast Community College District, FLOATS, VRDN, Series 33TP (AGM), 0.31%, 10/07/10 (e)(f)	9,880	9,880,000
San Francisco Bay Area Rapid Transit District, Refunding RB, PUTTERS, VRDN, Series 1631 (AGM), 0.30%, 10/07/10 (e)(f)	6,125	6,125,000

		21,005,000

Georgia — 3.8%
County of DeKalb Georgia, Eclipse Funding Trust, Refunding RB, VRDN, Series 2006-0074, Solar Eclipse (AGM, US Bank NA LOC), 0.29%, 10/07/10 (e)(f)	9,880	9,880,000

Short-Term Securities	Par (000)	Value

Municipal Bonds (continued)

Illinois — 4.6%
City of Chicago Illinois, GO, Refunding, PUTTERS, VRDN, Series 1286 (AGM), 0.30%, 10/07/10 (e)(f)	$12,000	$12,000,000

Indiana — 1.3%
Indiana Finance Authority, RB, VRDN, Lease Appropriation, Series A-2 (JPMorgan Chase Bank SBPA), 0.30%, 10/01/10 (e)	3,400	3,400,000

Kansas — 4.6%
Kansas State Department of Transportation, Refunding RB, VRDN, Series B-3 (Barclays Bank Plc SBPA), 0.28%, 10/07/10 (e)	12,000	12,000,000

Massachusetts — 2.7%
Massachusetts Health & Educational Facilities Authority, RB, VRDN, Dana-Farber Cancer Institute, Series L1 (JPMorgan Chase Bank LOC), 0.30%, 10/07/10 (e)	7,000	7,000,000

Michigan — 6.4%
Kent Hospital Finance Authority, Refunding RB, VRDN, Spectrum Health System, Series C (Bank of New York LOC), 0.24%, 10/07/10 (e)	9,000	9,000,000
St. Joseph Hospital Finance Authority Michigan, Refunding RB, VRDN, Lakeland Hospital (AGM), 0.34%, 10/07/10 (e)	7,625	7,625,000

		16,625,000

New York — 14.1%
Long Island Power Authority, RB, VRDN, General, Series N (AGM, Dexia Credit Local SBPA), 0.30%, 10/07/10 (e)	12,000	12,000,000
New York City Transitional Finance Authority, RB, VRDN, Future Tax Secured, Series A-2 (Bank of Nova Scotia SBPA), 0.23%, 10/07/10 (e)	12,700	12,700,000
Triborough Bridge & Tunnel Authority, Refunding RB, VRDN, Metropolitan Transit Authority Bridges and Tunnels, Series AB (AGM, JPMorgan Chase Bank SBPA), 0.25%, 10/07/10 (e)	12,000	12,000,000

		36,700,000

North Carolina — 2.1%
North Carolina Medical Care Commission, RB, VRDN, Transylvania Regional Hospital (First-Citizens B&T Co. LOC, Wells Fargo Bank NA LOC), 0.30%, 10/07/10 (e)	5,525	5,525,000

Puerto Rico — 1.5%
Commonwealth of Puerto Rico, GO, Refunding, VRDN, Series B-4 (AGM, Dexia Credit Local SBPA), 0.27%, 10/07/10 (e)	3,850	3,850,000

2	BLACKROCK INSURED MUNICIPAL TERM TRUST, INC.	SEPTEMBER 30, 2010

Schedule of Investments (concluded)	BlackRock Insured Municipal Term Trust, Inc. (BMT) (Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)	Value

Municipal Bonds (concluded)

Rhode Island — 4.6%
Narragansett Bay Commission, Refunding RB, VRDN, Series A (US Bank NA LOC), 0.25%, 10/07/10 (e)	$12,000	$12,000,000

South Carolina — 4.7%
Scago Educational Facilities Corp. for Pickens School District, Eclipse Funding Trust, RB, VRDN, Series 2007-0003, Solar Eclipse (AGM, US Bank NA LOC), 0.29%, 10/07/10 (e)(f)	12,165	12,165,000

Texas — 1.9%
North Central Texas Health Facility Development Corp., RB, VRDN, Baylor Health Care System Project, Series B (AGM, Bank of New York SBPA), 0.27%, 10/07/10 (e)	5,000	5,000,000

Virginia — 4.6%
Loudoun County IDA, RB, VRDN, Howard Hughes Medical, Series A, 0.28%, 10/07/10 (e)	12,000	12,000,000

Total Municipal Bonds		169,150,000

Total Short-Term Securities (Cost – $175,630,040) – 67.5%		175,630,040

Total Investments
(Cost – $259,222,575*) – 99.8%		259,813,772
Other Assets Less Liabilities – 0.2%		621,649

Net Assets – 100.0%		$260,435,421

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$259,210,369

Gross unrealized appreciation	$603,403
Gross unrealized depreciation	—

Net unrealized appreciation	$603,403

(a)	Security is collateralized by Municipal or US Treasury obligations.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2009	Net Activity	Shares Held at September 30, 2010	Income

FFI Institutional Tax-Exempt Fund	7,070,509	(590,469)	6,480,040	$35,060

(d)	Represents the current yield as of report date.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$84,183,732	—	$84,183,732
Short-Term Securities	$6,480,040	169,150,000	—	175,630,040

Total	$6,480,040	$253,333,732	—	$259,813,772

[1]	See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK INSURED MUNICIPAL TERM TRUST, INC.	SEPTEMBER 30, 2010	3

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock Insured Municipal Term Trust Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
The BlackRock Insured Municipal Term Trust Inc.

Date: November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
The BlackRock Insured Municipal Term Trust Inc.

Date: November 22, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The BlackRock Insured Municipal Term Trust Inc.

Date: November 22, 2010